Shareholder Report, Line Graph (Details) 191992_Carillon Chartwell Small Cap Growth Fund_Class R-6_TSR Annual {Class R-6} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 1,212,313	$ 1,000,000	$ 1,392,215
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	1,161,856	1,000,000	$ 1,361,062
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Growth Index
Accumulated Value	$ 1,144,706	$ 1,000,000	$ 1,293,664